Subsequent Events (Details) - Customer Concentration Risk [Member] - Customer [Member] - Revenue Benchmark [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Revenues	33.30%	35.00%
Hemp [Member]
Subsequent Events [Line Items]
Revenues	27.70%	29.20%